VARIABLE INTEREST ENTITIES AND ACQUISITIONS	12 Months Ended
Dec. 31, 2023
Business Combination and Asset Acquisition [Abstract]
VARIABLE INTEREST ENTITIES AND ACQUISITIONS

16. VARIABLE INTEREST ENTITIES AND ACQUISITIONS

Asset acquisitions

On July 26, 2023, Forafric acquired 90% of Société Industrielle de Minoterie du Sud (“SIMS”), a soft wheat milling company with primary operations in Marrakesh, for cash consideration and noncontrolling interest in the amount of approximately $56 and the assumption of SIMS' outstanding debts in the amount of approximately $5,318.

The transaction met the screen test and was accounted for as an acquisition of assets under U.S. GAAP. Accordingly, the acquisition cost was allocated on a relative fair value basis.

The following table represents the final purchase cost allocation:

Allocated cost
Property, plant, and equipment	$8,788
Intangible assets	686
Right-of-use assets	331
Inventories	59
Accounts receivable	28
Cash and cash equivalents	7
Other liabilities, noncurrent	(2,328)
Accounts payable	(1,503)
Other payables	(693)
Total net assets acquired	$5,374

Consolidated Variable Interest Entities

Sanabil SA

Effective on October 7, 2021, the Company completed a share purchase acquisition of Moulins Sanabil SA (“Sanabil SA”). By way of the acquisition, the Company acquired a 60% stake in a wheat milling business in the region of Meknes, Morocco.

Pursuant to the terms of the agreement, the purchase price of the acquisition was $332, fully paid in cash.

FORAFRIC GLOBAL PLC AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Continued)

The following table represents the final allocation of the purchase consideration among assets acquired and liabilities assumed at their estimated acquisition date fair values:

Consideration paid:
Cash	$332
Assumed debt	6,548
Noncontrolling interest	221
Total consideration paid	$7,101

Net assets acquired:
Current assets	$4,665
Current liabilities	(4,416)
Property, plant and equipment	5,413
Tradename	323
Customer relationship	453
Total net assets acquired	6,438
Goodwill	663
Total consideration paid	$7,101

The valuation of the acquired intangible assets is inherently subjective and relies on significant unobservable inputs. The Company used an income approach to value the acquired customer relationships intangible assets. The method used for the acquired trade name intangible assets was the Relief from Royalty Method. The valuation for each of these intangible assets was based on estimated projections of expected cash flows to be generated by the assets, discounted to the present value at discount rates commensurate with perceived risk. The valuation assumptions take into consideration the Company’s estimates of customer attrition and revenue growth projections. The Company is amortizing the identifiable intangible assets arising from the Sanabil SA acquisition in relation to the expected cash flows from the individual intangible assets over their respective useful lives, which have a weighted average life of 20 years. Goodwill represents Sanabil SA’s market presence and its experienced workforce as well as future potential to generate cash flows and other economic benefits and results from assets that are not separately identifiable as part of the transaction and is not deductible for tax purposes. The Company incurred no material transaction costs for the acquisition of Sanabil SA.

MDS Burkina

Effective on July 30, 2021, the Company completed a share purchase acquisition of MDS Burkina. By way of the acquisition, the Company acquired a 78.21% stake in a wheat milling business in Burkina.

Pursuant to the terms of the agreement, the Company will provide financial investments to MDS Burkina in the form of a cash consideration for a total amount of $6,153 fully paid in cash as of December 31, 2022. The amount invested will be used first to recapitalize the company and finance working capital.

The Company thus agreed to fund MDS Burkina for operational cash flow needs and bear the risk of its losses from operations and MDA Burkina agrees that the Company has rights to 78.21% of MDS Burkina’s net profits, if any.

FORAFRIC GLOBAL PLC AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Continued)

The following table represents the preliminary allocation of the purchase consideration among assets acquired and liabilities assumed at their estimated acquisition date fair values:

Consideration paid:
Cash	$6,153
Assumed debt	7,348
Noncontrolling interest	1,714
Total consideration paid	$15,215

Net assets acquired:
Current assets	$4,559
Current liabilities	(1,144)
Property, plant and equipment	9,970
Total net assets acquired	13,385
Goodwill	1,830
Total consideration paid	$15,215

Goodwill represents MDS Burkina’s market presence and its experienced workforce as well as future potential to generate cash flows and other economic benefits and results from assets that are not separately identifiable as part of the transaction and is not deductible for tax purposes. The Company incurred no material transaction costs for the acquisition of MDS Burkina.

MDS Mali

Effective on April 30, 2021, the Company completed a share purchase acquisition of MDS Mali. By way of the acquisition, the Company acquired a 70.35% stake in a wheat milling business in Mali.

Pursuant to the terms of the agreement, the Company will provide financial investments to MDS Mali in the form of a cash consideration for a total amount of $9,579 fully paid in cash as of December 31, 2022. The amount invested will be used first to recapitalize the company and finance working capital.

The following table represents the final allocation of the purchase consideration among assets acquired and liabilities assumed at their estimated acquisition date fair values:

Consideration paid:
Cash	$9,579
Assumed debt	9,723
Noncontrolling interest	4,037
Total consideration paid	$23,339

Net assets acquired:
Current assets	$16,715
Current liabilities	(7,293)
Property, plant and equipment	8,289
Tradename	734
Customer relationship	1,760
Other intangible assets	20
Total net assets acquired	20,225
Goodwill	3,114
Total consideration paid	$23,339

The valuation of the acquired intangible assets is inherently subjective and relies on significant unobservable inputs. The Company used an income approach to value the acquired customer relationships intangible assets. The method used for the acquired trade name intangible assets was the Relief from Royalty Method. The valuation for each of these intangible assets was based on estimated projections of expected cash flows to be generated by the assets, discounted to the present value at discount rates commensurate with perceived risk. The valuation assumptions take into consideration the Company’s estimates of customer attrition and revenue growth projections.

FORAFRIC GLOBAL PLC AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Continued)

The Company is amortizing the identifiable intangible assets arising from the MDS Mali acquisition in relation to the expected cash flows from the individual intangible assets over their respective useful lives, which have a weighted average life of 20 years.

Goodwill represents MDS Mali’s market presence and its experienced workforce as well as future potential to generate cash flows and other economic benefits and results from assets that are not separately identifiable as part of the transaction and is not deductible for tax purposes. The Company incurred no material transaction costs for the acquisition of MDS Mali.

Pro Forma information

The following unaudited pro forma information presents the aggregate impact of the results of operations of Sanabil SA, MDS Burkina and MDS Mali on the Company revenue and net income (loss) for the years ended December 31, 2021, and 2020 as if the acquisitions had been completed on January 1, 2020, with adjustments to give effect to pro forma events that are directly attributable to the acquisitions.

The unaudited pro forma information does not reflect any operating efficiencies or potential cost savings that may result from the consolidation of the operations of the Company and the acquisitions. Accordingly, this unaudited pro forma information is presented for illustrative purposes and are not intended to represent or be indicative of the actual impact on the results of operations of the Company that would have been achieved had the acquisitions occurred at January 1, 2020, nor are they intended to represent or be indicative of impact on future results of operations:

	December 31,
	2021	2020
	(in thousands)
Revenues	$39,896	$33,195
Net loss	$(444)	$(1,542)

Changes in non-controlling interest

Acquisition of additional interest in Sanabil

During 2023, the Company increased its ownership in Sanabil SA from 60% to 80% in exchange for the forgiveness of amounts due from the minority shareholders.